Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets [abstract]
Advances given for property, plant and equipment	₺ 855,490	₺ 561,298
Deposits and guarantees given	162,921	78,401
Prepaid expenses	154,096	141,201
Receivables from the Public Administration		72,848
VAT receivable	17,030	29,025
Others	359	1,069
Other Non-current assets	₺ 1,189,896	₺ 883,842